Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Beginning Balance, shares at Dec. 31, 2015		41,314,894
Beginning Balance at Dec. 31, 2015	$ 1,767	$ 53,764	$ 8,467	$ 213	$ (60,677)
Exercise of stock options, shares		25,833
Exercise of stock options	8	$ 8
Stock-based compensation	207		207
Net loss	(183)				(183)
Other comprehensive income	$ 6			6
Ending Balance, shares at Dec. 31, 2016	41,340,727	41,340,727
Ending Balance at Dec. 31, 2016	$ 1,805	$ 53,772	8,674	219	(60,860)
Exercise of stock options, shares		123,646
Exercise of stock options	50	$ 50
Stock-based compensation	187		187
Net loss	(1,271)				(1,271)
Other comprehensive income	$ 172			172
Ending Balance, shares at Dec. 31, 2017	41,464,373	41,464,373
Ending Balance at Dec. 31, 2017	$ 943	$ 53,822	$ 8,861	$ 391	$ (62,131)
Exercise of stock options, shares	0
Net loss	$ (469)
Ending Balance, shares at Mar. 31, 2018	41,464,373
Ending Balance at Mar. 31, 2018	$ 856